Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Property and equipment	$ 9,688	$ 3,607
Intangible assets	83,800	127,556
Carry forward tax losses	136,303	146,358
Excess interest carry forward	104,999	101,547
Accrued and unpaid expenses	20,725	14,010
Financial instruments	7,844	10,465
Other	10,325	14,605
Total deferred tax assets	373,684	418,148
Valuation allowance	(113,491)	(92,019)
Net deferred tax assets	260,193	326,129
Deferred tax liabilities:
Property and equipment	(6,661)	(5,445)
Intangible assets	(277,537)	(319,167)
Other	(10,427)	(15,770)
Total deferred tax liabilities	(294,625)	(340,382)
Net deferred tax liabilities	$ (34,432)	$ (14,253)